Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of debt securities by level within the fair value hierarchy
The following table presents the Company’s short-term marketable debt securities by level within the fair value hierarchy:

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Eurocommercial papers(1)	$—	$42,552,608	$—	$42,552,608
Certificates of deposit	—	9,937,899	—	9,937,899
Total	$—	$52,490,507	$—	$52,490,507
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(1)Eurocommercial papers in the amount of $19.9 million are classified as cash and cash equivalents.